Quarterly Report
September 30, 2022
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 89.6%
Foreign Bonds – 50.9%
Australia – 1.2%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$485,704
Commonwealth of Australia, 3.25%, 6/21/2039		960,000	550,434
Commonwealth of Australia, 1.75%, 6/21/2051		125,000	48,561
			$1,084,699
Belgium – 3.0%
Kingdom of Belgium, 1%, 6/22/2031	EUR	1,200,000	$1,033,592
Kingdom of Belgium, 0.4%, 6/22/2040		1,325,000	823,961
Kingdom of Belgium, 1.6%, 6/22/2047		970,000	709,089
Kingdom of Belgium, 2.15%, 6/22/2066		200,000	160,448
			$2,727,090
Canada – 3.2%
Government of Canada, 0.25%, 2/01/2023	CAD	1,700,000	$1,216,786
Government of Canada, 5%, 6/01/2037		1,510,000	1,312,329
Government of Canada, 2%, 12/01/2051		671,000	383,174
			$2,912,289
France – 3.6%
Republic of France, 0%, 11/25/2031	EUR	2,790,000	$2,168,988
Republic of France, 0.75%, 5/25/2052		800,000	444,383
Republic of France, 4%, 4/25/2055 (n)		590,000	692,002
			$3,305,373
Germany – 5.0%
Federal Republic of Germany, 0%, 8/15/2026	EUR	900,000	$823,073
Federal Republic of Germany, 0.5%, 2/15/2028		1,950,000	1,771,722
Federal Republic of Germany, 0%, 5/15/2035		1,520,000	1,127,744
Federal Republic of Germany, 0%, 8/15/2052		1,040,000	547,931
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	271,149
			$4,541,619
Greece – 2.7%
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)	EUR	1,000,000	$897,824
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		2,200,000	1,543,779
			$2,441,603
Italy – 1.6%
Republic of Italy, 0.95%, 3/15/2023	EUR	1,500,000	$1,465,665
Japan – 14.0%
Government of Japan, 0.8%, 6/20/2023	JPY	60,000,000	$417,355
Government of Japan, 2.1%, 12/20/2027		220,000,000	1,678,661
Government of Japan, 0.1%, 6/20/2029		85,000,000	584,041
Government of Japan, 1.7%, 12/20/2031		422,000,000	3,291,793
Government of Japan, 0.4%, 9/20/2040		320,000,000	2,018,324
Government of Japan, 1.5%, 12/20/2044		415,000,000	3,082,779
Government of Japan, 0.6%, 9/20/2050		121,000,000	690,719
Government of Japan, 0.9%, 3/20/2057		25,000,000	148,763
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	268,483
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		250,000	222,251
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	194,228
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	224,235
			$12,821,632

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
New Zealand – 3.5%
Government of New Zealand, 5.5%, 4/15/2023	NZD	1,600,000	$902,245
Government of New Zealand, 0.25%, 5/15/2028		3,250,000	1,460,510
Government of New Zealand, 1.5%, 5/15/2031		1,150,000	516,165
Government of New Zealand, 2.75%, 4/15/2037		785,000	355,217
			$3,234,137
Norway – 1.5%
Kingdom of Norway, 2%, 5/24/2023 (n)	NOK	15,000,000	$1,369,737
Serbia – 0.1%
Republic of Serbia, 2.125%, 12/01/2030 (n)		$200,000	$130,400
South Korea – 1.6%
Republic of Korea, 0.875%, 12/10/2023	KRW	750,000,000	$506,888
Republic of Korea, 2.125%, 6/10/2027		1,500,000,000	953,484
			$1,460,372
Spain – 5.7%
Kingdom of Spain, 0.35%, 7/30/2023	EUR	2,600,000	$2,514,989
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,004,969
Kingdom of Spain, 2.55%, 10/31/2032		450,000	413,077
Kingdom of Spain, 4.7%, 7/30/2041		615,000	702,363
Kingdom of Spain, 5.15%, 10/31/2044		330,000	402,725
Kingdom of Spain, 1%, 10/31/2050		425,000	226,476
			$5,264,599
Supranational – 0.5%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$272,091
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	225,534
			$497,625
Sweden – 0.6%
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	$283,982
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	271,506
			$555,488
United Kingdom – 2.8%
United Kingdom Treasury, 0.75%, 7/22/2023	GBP	1,000,000	$1,089,630
United Kingdom Treasury, 1.75%, 9/07/2037		485,000	397,064
United Kingdom Treasury, 3.25%, 1/22/2044		430,000	432,330
United Kingdom Treasury, 3.75%, 7/22/2052		159,000	177,190
United Kingdom Treasury, 4%, 1/22/2060		235,000	289,489
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	191,803
			$2,577,506
Uruguay – 0.3%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$318,745
Total Foreign Bonds			$46,708,579
U.S. Bonds – 38.7%
Asset-Backed & Securitized – 0.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.143%, 11/15/2054 (i)		$1,034,680	$63,111
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.848%, 10/15/2054 (i)(n)		3,166,305	135,472
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 4.584% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)		100,000	95,789
			$294,372
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$135,128

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$28,000	$28,000
Howard University, Washington D.C., 2.416%, 10/01/2024	33,000	31,110
Howard University, Washington D.C., 2.516%, 10/01/2025	42,000	38,695
		$97,805
Mortgage-Backed – 0.4%
Freddie Mac, 1.262%, 9/25/2030 (i)	$329,805	$24,664
Freddie Mac, 0.632%, 9/25/2031 (i)	2,295,212	83,266
Freddie Mac, 0.955%, 9/25/2031 (i)	706,831	42,615
Freddie Mac, 0.441%, 11/25/2031 (i)	3,422,551	90,105
Freddie Mac, 0.597%, 12/25/2031 (i)	3,444,413	125,212
Freddie Mac, 0.664%, 12/25/2031 (i)	568,544	23,187
		$389,049
Municipals – 0.3%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$60,000	$58,574
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	100,000	89,301
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	80,000	75,866
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	65,000	59,160
		$282,901
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025	$1,267	$1,263
Small Business Administration, 5.09%, 10/01/2025	1,211	1,187
Small Business Administration, 5.21%, 1/01/2026	14,398	14,247
Small Business Administration, 2.22%, 3/01/2033	213,569	192,026
		$208,723
U.S. Treasury Obligations – 37.2%
U.S. Treasury Bill, 0%, 8/10/2023	$2,000,000	$1,936,176
U.S. Treasury Bonds, 0.25%, 6/15/2024 (f)	4,350,000	4,063,002
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,431,400	4,757,697
U.S. Treasury Bonds, 2.75%, 11/15/2042	1,976,000	1,600,792
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,200,000	914,859
U.S. Treasury Bonds, 3%, 2/15/2049	4,185,000	3,570,328
U.S. Treasury Bonds, 1.875%, 11/15/2051	530,000	350,483
U.S. Treasury Notes, 1.625%, 4/30/2023	5,350,000	5,275,602
U.S. Treasury Notes, 2.125%, 5/15/2025 (f)	2,420,700	2,292,951
U.S. Treasury Notes, 2.875%, 8/15/2028	6,710,000	6,295,081
U.S. Treasury Notes, 1.25%, 8/15/2031	3,750,000	3,030,615
		$34,087,586
Total U.S. Bonds		$35,495,564
Total Bonds		$82,204,143
Investment Companies (h) – 12.4%
Money Market Funds – 12.4%
MFS Institutional Money Market Portfolio, 2.64% (v)	11,422,040	$11,423,182

Other Assets, Less Liabilities – (2.0)%		(1,841,518)
Net Assets – 100.0%		$91,785,807
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,423,182 and $82,204,143, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,499,682, representing 6.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 4.584% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	$100,000	$95,789
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 9/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	654,410	USD	629,838	Deutsche Bank AG	10/21/2022	$12,264
EUR	112,566	USD	110,409	HSBC Bank	10/21/2022	40
GBP	405,602	USD	435,338	State Street Bank Corp.	10/21/2022	17,703
USD	832,668	AUD	1,262,692	State Street Bank Corp.	10/21/2022	24,848
USD	1,070,629	CAD	1,378,952	HSBC Bank	10/21/2022	72,411
USD	625,951	CAD	815,060	Morgan Stanley Capital Services, Inc.	10/21/2022	35,931
USD	507,980	CAD	648,698	NatWest Markets PLC	10/21/2022	38,390
USD	508,997	CAD	698,684	UBS AG	10/21/2022	3,221
USD	11,571	CNY	79,000	JPMorgan Chase Bank N.A.	12/02/2022	406
USD	28,223	DKK	211,245	Deutsche Bank AG	10/21/2022	345
USD	560,537	EUR	553,330	Brown Brothers Harriman	10/21/2022	17,613
USD	807,080	EUR	799,404	Goldman Sachs International	10/21/2022	22,712
USD	2,694,304	EUR	2,662,595	JPMorgan Chase Bank N.A.	10/21/2022	81,786
USD	384,116	EUR	381,957	Merrill Lynch International	10/21/2022	9,344
USD	1,448,186	EUR	1,438,327	Morgan Stanley Capital Services, Inc.	10/21/2022	36,910
USD	427,973	EUR	415,854	NatWest Markets PLC	10/21/2022	19,940
USD	199,588	EUR	194,878	State Street Bank Corp.	10/21/2022	8,375
USD	199,409	GBP	167,319	Barclays Bank PLC	10/21/2022	12,521

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	263,863	GBP	232,350	Brown Brothers Harriman	10/21/2022	$4,337
USD	4,625,310	GBP	3,869,087	Deutsche Bank AG	10/21/2022	303,696
USD	122,737	GBP	107,384	HSBC Bank	10/21/2022	2,794
USD	249,037	GBP	207,689	Morgan Stanley Capital Services, Inc.	10/21/2022	17,056
USD	248,403	GBP	206,875	State Street Bank Corp.	10/21/2022	17,332
USD	2,028,277	JPY	277,569,706	Brown Brothers Harriman	10/21/2022	107,425
USD	577,476	JPY	80,351,923	JPMorgan Chase Bank N.A.	10/21/2022	21,420
USD	165,491	JPY	22,388,210	Merrill Lynch International	10/21/2022	10,559
USD	342,234	JPY	49,050,332	Morgan Stanley Capital Services, Inc.	10/21/2022	2,793
USD	573,625	KRW	743,492,202	Citibank N.A.	10/27/2022	53,764
USD	461,076	NOK	4,747,439	Brown Brothers Harriman	10/21/2022	25,042
USD	1,986,596	NOK	20,035,099	Morgan Stanley Capital Services, Inc.	10/21/2022	146,447
USD	4,547,862	NZD	7,435,579	Brown Brothers Harriman	10/21/2022	386,302
USD	50,289	NZD	80,594	Morgan Stanley Capital Services, Inc.	10/21/2022	5,181
USD	135,038	NZD	223,800	State Street Bank Corp.	10/21/2022	9,781
USD	965,924	SEK	10,368,266	Brown Brothers Harriman	10/21/2022	30,952
USD	494,224	SEK	5,177,708	Morgan Stanley Capital Services, Inc.	10/21/2022	27,317
USD	943	TWD	29,000	Barclays Bank PLC	11/08/2022	28
						$1,586,986
Liability Derivatives
AUD	687,621	USD	478,763	Brown Brothers Harriman	10/21/2022	$(38,850)
AUD	1,274,912	USD	872,088	Deutsche Bank AG	10/21/2022	(56,450)
CAD	3,371,060	USD	2,587,418	State Street Bank Corp.	10/21/2022	(147,120)
DKK	2,007,237	USD	273,546	Brown Brothers Harriman	10/21/2022	(8,651)
EUR	493,155	USD	512,458	Brown Brothers Harriman	10/21/2022	(28,577)
EUR	921,658	USD	948,183	HSBC Bank	10/21/2022	(43,859)
EUR	198,218	USD	204,497	JPMorgan Chase Bank N.A.	10/21/2022	(10,007)
EUR	98,631	USD	102,424	Morgan Stanley Capital Services, Inc.	10/21/2022	(5,648)
EUR	493,155	USD	511,571	State Street Bank Corp.	10/21/2022	(27,691)
EUR	2,266,153	USD	2,326,042	UBS AG	10/21/2022	(102,511)
GBP	120,228	USD	140,836	Brown Brothers Harriman	10/21/2022	(6,547)
GBP	324,812	USD	374,342	HSBC Bank	10/21/2022	(11,540)
GBP	590,251	USD	700,286	Merrill Lynch International	10/21/2022	(40,999)
GBP	2,609,436	USD	3,056,619	Morgan Stanley Capital Services, Inc.	10/21/2022	(141,983)
GBP	231,370	USD	267,032	UBS AG	10/21/2022	(8,601)
JPY	13,665,355	USD	95,702	Brown Brothers Harriman	10/21/2022	(1,134)
JPY	23,129,768	USD	174,618	Goldman Sachs International	10/21/2022	(14,554)
JPY	20,376,523	USD	151,316	HSBC Bank	10/21/2022	(10,306)
JPY	701,833,354	USD	5,205,440	Morgan Stanley Capital Services, Inc.	10/21/2022	(348,573)
JPY	68,176,011	USD	504,891	State Street Bank Corp.	10/21/2022	(33,095)
JPY	267,216,970	USD	2,018,287	UBS AG	10/21/2022	(169,077)
NOK	9,802,712	USD	1,033,028	Barclays Bank PLC	10/21/2022	(132,686)
NZD	48,811	USD	27,608	Deutsche Bank AG	10/21/2022	(290)
NZD	188,998	USD	113,643	State Street Bank Corp.	10/21/2022	(7,864)
SEK	10,362,164	USD	978,481	Citibank N.A.	10/21/2022	(44,059)
SEK	1,959,777	USD	186,670	Deutsche Bank AG	10/21/2022	(9,944)
SEK	5,151,334	USD	505,361	HSBC Bank	10/21/2022	(40,832)
USD	673,937	EUR	690,983	State Street Bank Corp.	10/21/2022	(4,050)
USD	112,335	EUR	114,642	UBS AG	10/21/2022	(152)
USD	204,267	GBP	186,614	Barclays Bank PLC	10/21/2022	(4,172)
						$(1,499,822)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	14	$1,048,790	December - 2022	$14,655
Euro-Schatz 2 yr	Short	EUR	84	8,822,274	December - 2022	89,979
U.S. Treasury Note 2 yr	Short	USD	45	9,242,578	December - 2022	143,317
						$247,951
Liability Derivatives
Interest Rate Futures
Euro-BTP 10yr	Short	EUR	9	$987,714	December - 2022	$(6,006)
U.S. Treasury Ultra Bond	Long	USD	15	2,055,000	December - 2022	(176,075)
						$(182,081)
At September 30, 2022, the fund had cash collateral of $350,000 and other liquid securities with an aggregate value of $286,095 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$34,296,309	$—	$34,296,309
Non - U.S. Sovereign Debt	—	46,200,361	—	46,200,361
Municipal Bonds	—	282,902	—	282,902
U.S. Corporate Bonds	—	232,933	—	232,933
Residential Mortgage-Backed Securities	—	389,049	—	389,049
Commercial Mortgage-Backed Securities	—	198,583	—	198,583
Asset-Backed Securities (including CDOs)	—	95,789	—	95,789
Foreign Bonds	—	508,217	—	508,217
Mutual Funds	11,423,182	—	—	11,423,182
Total	$11,423,182	$82,204,143	$—	$93,627,325
Other Financial Instruments
Futures Contracts – Assets	$247,951	$—	$—	$247,951
Futures Contracts – Liabilities	(182,081)	—	—	(182,081)
Forward Foreign Currency Exchange Contracts – Assets	—	1,586,986	—	1,586,986
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,499,822)	—	(1,499,822)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,318,456	$63,937,632	$57,834,329	$(192)	$1,615	$11,423,182
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$52,462	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	60.7%
Japan	14.0%
Spain	5.8%
France	3.6%
New Zealand	3.6%
Canada	3.2%
Belgium	3.0%
United Kingdom	2.8%
Germany	(4.7)%
Other Countries	8.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.